Balances and transactions with related parties	12 Months Ended
Dec. 31, 2022
Balances and transactions with related parties [Abstract]
Balances and transactions with related parties
15	Balances and transactions with related parties

The accounts payable and transactions with related parties as of December 31, 2022 and 2021 are summarized as follows:

	2022		2021
	Receivable	Payable	Receivable	Payable
División Marítima, S.A. de C.V. (a)	$39,468	$-	$65,057	$-
SSA México, S.A. de C.V. (b)	-	8,111	-	5,829
Inversionistas (c)	-	157,169	-	139,137
	$39,468	$165,280	$65,057	$144,966

(a)	The accounts receivable is related to the maritime services provided to TMM DM by Grupo TMM.

(b)	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.

(c)
Lines of credit in the amount of $130 million at a 15% annual fixed rate, with payments on capital and interest upon maturity, extended one more year, that is, up to December 2023. Interest expenses of these credits amounted to $18,227 and $10,329 for the twelve month periods ended December 31, 2022 and 2021, respectively.

The most relevant transactions with related parties as of December 31, 2022, 2021 and 2019 are summarized as follows:

	2022	2021	2020
Revenue:
Maritime services (a)	$20,958	$71,823	$131,137
Shipping agency services (b)	412	419	499
	$21,370	$72,242	$131,636

Costs:
Sub-agency commissions (c)	$7,237	$4,062	$107,692

Expenses:
Other expenses (d)	$-	$180	$440

Interests	$18,227	$10,329	$-

(a)	Maritime services between TMM Dirección Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and TMM DM. The contract termination date was August 30, 2022.

(b)	Shipping agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and TMM DM.

(c)	Shipping agency servicies provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.

(d)	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.

Transactions involving executive personnel for the years ended December 31, 2022, 2021 and 2019, include the following expenses:

	2022	2021	2020
Short-term benefits
Salaries	$19,055	$28,697	$36,003
Social security costs	736	1,843	1,633
	$19,791	$30,540	$37,636